Property, plant and equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		$ 4,191,892
Impairment charges		0	$ 358,330
Property, plant and equipment - End of year		3,881,926	4,191,892
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		9,140,575	9,176,181
Additions		55,362	143,333
Transfers		0	0
Change in reclamation provision		132,317	17,541
Disposals		(14,332)	(88,473)
JV Inkai restructuring	[1]	(367,993)
Pre-commerical production revenue	[2]		(29,305)
Effect of movements in exchange rates		63,532	(78,702)
Property, plant and equipment - End of year		9,009,461	9,140,575
Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		4,948,683	4,520,595
Depreciation charge		235,436	320,154
Transfers		0	0
Change in reclamation provision		59,616	43
Disposals		(10,685)	(79,951)
JV Inkai restructuring	[1]	(167,143)
Impairment charges	[3],[4]		239,781
Effect of movements in exchange rates		61,628	(51,939)
Property, plant and equipment - End of year		5,127,535	4,948,683
Land and buildgings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		2,327,863
Property, plant and equipment - End of year		2,254,871	2,327,863
Land and buildgings [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		5,045,112	4,979,489
Additions		1,944	27,343
Transfers		104,760	104,134
Change in reclamation provision		132,317	17,541
Disposals		(186)	(4,610)
JV Inkai restructuring	[1]	(245,882)
Pre-commerical production revenue	[2]		(22,818)
Effect of movements in exchange rates		51,843	(55,967)
Property, plant and equipment - End of year		5,089,908	5,045,112
Land and buildgings [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		2,717,249	2,508,212
Depreciation charge		120,754	137,853
Transfers		13,036	48,209
Change in reclamation provision		59,616	43
Disposals		(185)	(2,393)
JV Inkai restructuring	[1]	(123,919)
Impairment charges	[3],[4]		67,535
Effect of movements in exchange rates		48,486	(42,210)
Property, plant and equipment - End of year		2,835,037	2,717,249
Plant and equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		1,118,175
Property, plant and equipment - End of year		957,766	1,118,175
Plant and equipment [member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		2,729,635	2,640,543
Additions		7,274	13,649
Transfers		20,044	106,669
Change in reclamation provision		0	0
Disposals		(7,355)	(4,803)
JV Inkai restructuring	[1]	(109,748)
Pre-commerical production revenue	[2]		(6,487)
Effect of movements in exchange rates		15,094	(19,936)
Property, plant and equipment - End of year		2,654,944	2,729,635
Plant and equipment [member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		1,611,460	1,460,953
Depreciation charge		111,465	175,811
Transfers		6,333	(35,243)
Change in reclamation provision		0	0
Disposals		(5,853)	(4,130)
JV Inkai restructuring	[1]	(38,783)
Impairment charges	[3],[4]		25,359
Effect of movements in exchange rates		12,556	(11,290)
Property, plant and equipment - End of year		1,697,178	1,611,460
Furniture and fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		10,065
Property, plant and equipment - End of year		5,223	10,065
Furniture and fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		90,817	95,168
Additions		0	3,521
Transfers		288	(2,455)
Change in reclamation provision		0	0
Disposals		(4,714)	(4,578)
JV Inkai restructuring	[1]	(6,624)
Pre-commerical production revenue	[2]		0
Effect of movements in exchange rates		316	(839)
Property, plant and equipment - End of year		80,083	90,817
Furniture and fixtures [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		80,752	80,592
Depreciation charge		3,217	6,490
Transfers		(322)	(2,451)
Change in reclamation provision		0	0
Disposals		(4,647)	(3,269)
JV Inkai restructuring	[1]	(4,441)
Impairment charges	[3],[4]		0
Effect of movements in exchange rates		301	(610)
Property, plant and equipment - End of year		74,860	80,752
Under constructions [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		98,899
Property, plant and equipment - End of year		26,666	98,899
Under constructions [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		154,731	340,340
Additions		45,516	97,729
Transfers		(129,436)	(208,359)
Change in reclamation provision		0	0
Disposals		(1,663)	(74,482)
JV Inkai restructuring	[1]	(5,739)
Pre-commerical production revenue	[2]		0
Effect of movements in exchange rates		56	(497)
Property, plant and equipment - End of year		63,465	154,731
Under constructions [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		55,832	80,674
Depreciation charge		0	0
Transfers		(19,047)	(10,515)
Change in reclamation provision		0	0
Disposals		0	(70,159)
JV Inkai restructuring	[1]	0
Impairment charges	[3],[4]		55,841
Effect of movements in exchange rates		14	(9)
Property, plant and equipment - End of year		36,799	55,832
Exploration and evaluation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		636,890
Property, plant and equipment - End of year		637,400	636,890
Exploration and evaluation [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		1,120,280	1,120,641
Additions		628	1,091
Transfers		4,344	11
Change in reclamation provision		0	0
Disposals		(414)	0
JV Inkai restructuring	[1]	0
Pre-commerical production revenue	[2]		0
Effect of movements in exchange rates		(3,777)	(1,463)
Property, plant and equipment - End of year		1,121,061	1,120,280
Exploration and evaluation [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		483,390	390,164
Depreciation charge		0	0
Transfers		0	0
Change in reclamation provision		0	0
Disposals		0	0
JV Inkai restructuring	[1]	0
Impairment charges	[3],[4]		91,046
Effect of movements in exchange rates		271	2,180
Property, plant and equipment - End of year		$ 483,661	$ 483,390

[1]

Effective January 1, 2018, Cameco’s ownership interest in JV Inkai was reduced to 40 % r esulting in JV Inkai being accounted for on an equity basis instead of proportionate consolidation (see note 11 ).

[2]	During 2017, revenues of $ 29,305,000 from the sales of inventories before the commencement of commercial production of JV Inkai Bloc k 3 were recorded as a reduction of the respective mining assets.
[3]

Also in the fourth quarter of 2017, Cameco announced the planned temporary suspension of production at the McArthur River/Key Lake operation. Due to this announcement, the Key Lake calciner project, which is part of the uranium segment and was initially undertaken to allow for an increase in annual production, was re-evaluated. As a result, the Company wrote off $ 55,333,000 of assets under construction on this project.

[4]

In the fourth quarter of 2017, all remaining proven and probable reserves of our US operations were reclassified to resources, indicating that the mineable remaining pounds of U 3 O 8 no l onger had demonstrated economic viability, but had reasonable prospects for economic extraction. In accordance with the provisions of IAS 36, Impairment of Assets , Cameco considered this to be an indicator that the assets of the two cash generating units i n the US could potentially be impaired and accordingly, we were required to estimate the recoverable amount of these assets.

An impairment charge of $ 184,448,000 ($ 144,450,000 (USD)) was recognized as part of the uranium segment. The amount of the charge w as determined as the excess of the carrying value over the recoverable amount which was based on a fair value less costs to sell model and categorized as a non-recurring level 3 fair value measurement. The recoverable amount was determined to be $ 133,228,0 00 ($ 106,200,000 (USD)) based on the fair value of resources in place using comparable market metrics.